INCOME TAX - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Deferred income tax assets (liabilities)
Deferred tax assets balance, beginning of year		$ 65,943.3	$ 64,175.8	$ 69,185.9
Deferred tax liabilities balance, beginning of year		(3,988.5)	(53.8)
Recognized in profit or loss		(3,724.5)	(2,654.9)	0.0
Deferred tax assets balance, end of year	$ 2,006.4	62,940.3	65,943.3	64,175.8
Deferred tax liabilities balance, end of year	$ (124.0)	(3,888.8)	(3,988.5)	(53.8)
Deferred income tax assets
Deferred income tax assets (liabilities)
Recognized in profit or loss		(2,782.8)	1,747.4	(5,112.8)
Recognized in other comprehensive income		138.6	(38.9)	124.6
Effect of Exchange Rate Changes		(358.8)	59.0	(21.9)
Deferred income tax liabilities
Deferred income tax assets (liabilities)
Recognized in profit or loss		(99.6)	3,933.8
Recognized in other comprehensive income		0.0	0.0
Effect of Exchange Rate Changes		(0.1)	0.9
Depreciation
Deferred income tax assets (liabilities)
Deferred tax assets balance, beginning of year		33,319.8	41,094.7	45,299.3
Recognized in profit or loss		(7,366.6)	(7,787.6)	(4,197.2)
Effect of Exchange Rate Changes		(29.2)	12.7	(7.4)
Deferred tax assets balance, end of year		25,924.0	33,319.8	41,094.7
Refund liability
Deferred income tax assets (liabilities)
Deferred tax assets balance, beginning of year		13,274.4	9,415.0	12,089.5
Recognized in profit or loss		3,165.9	3,856.8	(2,673.5)
Effect of Exchange Rate Changes		(1.6)	2.6	(1.0)
Deferred tax assets balance, end of year		16,438.7	13,274.4	9,415.0
Unrealized exchange losses
Deferred income tax assets (liabilities)
Deferred tax assets balance, beginning of year		9,078.2	7,100.0	5,782.4
Recognized in profit or loss		(2,983.8)	1,978.2	1,317.6
Deferred tax assets balance, end of year		6,094.4	9,078.2	7,100.0
Subsidiary’s projected earnings distribution
Deferred income tax assets (liabilities)
Deferred tax liabilities balance, beginning of year		(3,925.3)
Recognized in profit or loss		(65.1)	3,925.3
Deferred tax liabilities balance, end of year		(3,860.2)	(3,925.3)
Others
Deferred income tax assets (liabilities)
Deferred tax assets balance, beginning of year		7,656.5	6,566.1	6,014.7
Deferred tax liabilities balance, beginning of year		(63.2)	(53.8)	(1,031.4)
Deferred tax assets balance, end of year		8,418.1	7,656.5	6,566.1
Deferred tax liabilities balance, end of year		(28.6)	(63.2)	(53.8)
Others | Deferred income tax assets
Deferred income tax assets (liabilities)
Recognized in profit or loss		677.2	1,045.1	440.3
Recognized in other comprehensive income		138.6	(38.9)	124.6
Effect of Exchange Rate Changes		(54.2)	84.2	(13.5)
Others | Deferred income tax liabilities
Deferred income tax assets (liabilities)
Recognized in profit or loss		(34.5)	8.5	(976.8)
Effect of Exchange Rate Changes		(0.1)	0.9	(0.8)
Operating loss carryforward
Deferred income tax assets (liabilities)
Deferred tax assets balance, beginning of year		2,614.4	0.0
Recognized in profit or loss		3,724.5	2,654.9
Effect of Exchange Rate Changes		(273.8)	(40.5)
Deferred tax assets balance, end of year		$ 6,065.1	$ 2,614.4	$ 0.0